First Trust Managed Municipal Fund
Portfolio of Investments
July 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.4%
	Alabama – 2.9%
$500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	$531,356
640,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	680,858
360,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/44	388,337
500,000	SE Energy Auth AL Cmdy Sply Rev Proj #6, Ser B (Mandatory put 06/01/30)	5.00%	01/01/54	529,811
				2,130,362
	Arizona – 1.0%
425,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	4.00%	07/01/29	422,552
270,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	280,848
				703,400
	Arkansas – 0.4%
250,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	258,606
	California – 9.6%
600,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	605,423
835,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	843,849
500,000	CA St Hlth Facs Fing Auth Rev Stanford Hlth Care, Ser A	5.00%	08/15/54	506,779
250,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	255,153
500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (a)	5.00%	07/01/37	501,747
250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (a)	5.00%	07/01/36	277,694
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,158,007
25,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	27,732
250,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser A, AMT	5.25%	05/15/48	258,717
500,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	544,474
675,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1, Ser A-1, AGM	5.00%	09/01/35	751,180
275,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Ref Subord Arpt Rev Bonds, Ser B	5.00%	07/01/37	306,598
500,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/50	511,917
400,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/39	458,069
				7,007,339
	Colorado – 3.7%
600,000	Arista CO Met Dist Ref, Ser A, BAM	5.00%	12/01/38	653,864
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,032,687
500,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	501,509
500,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	500,112
				2,688,172

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut – 0.8%
$330,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/26	$334,738
250,000	CT St Spl Tax Oblig Rev Transprtn Infra Purp, Ser A	5.00%	07/01/36	284,808
				619,546
	District of Columbia – 1.0%
650,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/40	716,954
	Florida – 8.1%
400,000	Beach Cmnty Dev Dist FL Capital Impt Rev Ref, AGM	5.25%	05/01/44	428,772
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	5.13%	06/15/32	258,406
500,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	523,709
320,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/38	343,017
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Area 1 Proj (a)	4.00%	05/01/40	491,934
1,000,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AGM	5.25%	10/01/48	1,085,316
60,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt, Ser B	5.00%	11/15/42	62,289
285,000	Pasco Cnty FL Sch Brd, Ser A, COPS, AGM	5.00%	08/01/37	316,586
740,000	Putnam Cnty FL Dev Auth Ref Seminole Proj, Ser A	5.00%	03/15/42	763,988
495,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.50%	05/01/31	494,096
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	250,185
400,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/36	404,353
450,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	460,214
				5,882,865
	Georgia – 4.9%
1,250,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (Mandatory Put 03/06/26)	3.88%	10/01/32	1,262,027
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	508,012
740,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/30	783,337
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/31)	5.00%	05/01/54	537,083
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	504,381
				3,594,840
	Hawaii – 1.3%
500,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	513,565
500,000	Honolulu City & Cnty HI Brd of Wtr Sply Wtr Sys Rev, Ser A	3.00%	07/01/41	427,088
				940,653
	Idaho – 0.7%
505,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth Sys Proj, Ser A	5.00%	03/01/34	527,177
	Illinois – 2.9%
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	818,591
500,000	IL St	5.50%	05/01/39	548,225
250,000	IL St, Ser A	5.50%	03/01/47	273,074
410,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/35	457,022
				2,096,912
	Indiana – 5.1%
500,000	IN St Fin Auth Econ Dev Rev Var Ref Rep Svcs Inc Proj Remk, Ser B (Mandatory put 09/03/24)	3.90%	05/01/28	500,328

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$525,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	$527,635
1,000,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth, Ser A	5.00%	10/01/43	1,096,979
500,000	Rockport IN Poll Control Rev Ref AEP Generating Company Proj Remk, Ser B	3.13%	07/01/25	494,849
375,000	Valparaiso IN Exempt Facs Rev Ref Pratt Paper LLC Proj, AMT (a)	4.50%	01/01/34	385,031
700,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	714,792
				3,719,614
	Iowa – 0.7%
500,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	529,284
	Kansas – 0.4%
235,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections and Parks & Rec Projs	5.00%	09/01/33	267,094
	Kentucky – 2.7%
1,000,000	Boyle Cnty KY Eductnl Facs Rev Ref Centre Clg, Ser A	5.25%	06/01/43	1,081,190
250,000	KY St Property & Bldgs Commn Revs Proj No. 128, Ser A	5.50%	11/01/42	285,512
550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/38	609,634
				1,976,336
	Louisiana – 2.2%
490,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	475,255
400,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (a)	5.00%	10/01/43	404,240
500,000	Saint John the Baptist Parish LA Rev Ref Var Marathon Oil Corp Proj Remk, Ser A-1 (Mandatory put 07/01/26)	4.05%	06/01/37	501,084
250,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	242,885
				1,623,464
	Maryland – 1.4%
1,000,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,023,936
	Michigan – 0.5%
355,000	MI St Fin Auth Rev Multi Modal Mclaren Hlth Care, Ser A	5.00%	02/15/37	377,687
	Mississippi – 0.3%
200,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (b)	4.40%	07/01/25	200,000
	Missouri – 0.7%
500,000	Saint Louis Cnty MO Spl Oblg Convention Ctr, Ser A	5.25%	12/01/38	542,906
	Nevada – 2.2%
620,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/29	640,938
1,000,000	Clark Cnty NV Poll Control Rev Var Ref NV Pwr Co Proj Remk (Mandatory put 03/31/26)	3.75%	01/01/36	996,490
				1,637,428

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Hampshire – 1.0%
$500,000	Natl Fin Auth NH Hlthcare Facs Rev Var Novant Hlth Oblig Grp, Ser B (b)	4.10%	11/01/64	$500,000
200,000	NH St Busn Fin Auth Wtr Fac Rev Pennichuck Wtr Wks Inc Proj, Ser A, AMT	5.50%	04/01/43	208,750
				708,750
	New Jersey – 1.7%
75,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	74,859
565,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	633,344
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	534,642
				1,242,845
	New Mexico – 2.7%
1,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	1,014,269
450,000	NM St Hosp Equipment Loan Council Hosp Rev Ref Var Presbyterian Hlthcare Remk, Ser B (b)	4.05%	08/01/34	450,000
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	4.25%	05/01/40	472,498
				1,936,767
	New York – 9.1%
295,000	Build NYC Res Corp NY Rev Sustainable Bond E Harlem Scholars Acdmy Chrt Sch Proj (a)	5.75%	06/01/42	314,805
750,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	781,203
400,000	Long Beach NY, Ser B, BAM	5.25%	07/15/42	433,576
500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser BB-1	5.00%	06/15/49	527,142
250,000	New York City NY Transitional Fin Auth Rev Future Tax Sec Sub, Subser D-1	5.50%	11/01/45	283,783
500,000	New York City NY Transitional Fin Auth Rev Var Sub Future Tax Secured, Subser C4 (b)	4.02%	11/01/44	500,000
500,000	NY NY Subser B-1, Ser B	5.25%	10/01/40	567,671
775,000	NY St Urban Dev Corp Rev Personal Income Tax, Ser A	5.00%	03/15/42	839,964
750,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	784,744
460,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	469,424
1,000,000	Yonkers NY, Ser F, BAM	5.00%	11/15/39	1,115,537
				6,617,849
	North Carolina – 0.6%
380,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/39	406,386
	Ohio – 1.3%
500,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	472,758
500,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	483,558
				956,316
	Oregon – 3.2%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	487,032
270,000	OR St Dept of Transprtn Hwy User Tax Rev Subord Lien, Ser A	5.00%	11/15/39	297,689
955,000	Port of Portland OR Arpt Rev, Ser Twenty Seven A, AMT	5.00%	07/01/30	1,028,379

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon (Continued)
$500,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/41	$505,763
				2,318,863
	Pennsylvania – 7.1%
515,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/37	548,541
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	511,482
700,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	716,048
1,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.50%	06/30/37	1,107,723
340,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref, Ser A	5.00%	12/01/46	366,783
750,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.00%	12/01/39	838,688
600,000	PA St, 1st Ser	5.00%	06/15/34	602,439
450,000	Philadelphia PA, Ser A	4.00%	05/01/41	443,334
				5,135,038
	Puerto Rico – 1.9%
750,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	753,897
77,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	77,127
531,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	528,143
				1,359,167
	South Carolina – 2.0%
280,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	276,675
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.50%	11/01/46	568,624
545,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/40	622,665
				1,467,964
	Tennessee – 0.8%
500,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/41	553,933
	Texas – 8.4%
500,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	4.00%	02/15/36	501,794
200,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/35	220,985
550,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	578,414
400,000	Centrl TX Regl Mobility Auth Rev Ref Sr Lien, Ser B	5.00%	01/01/33	432,158
400,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	432,323
410,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	464,153
545,000	Fulshear Muni Util Dist No 3A TX, BAM	5.00%	09/01/39	558,679
190,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/39	201,220
500,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/37	561,894
500,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (a)	5.13%	09/01/42	498,892
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott and White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	816,718
500,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/32	544,622

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$245,000	TX St Wtr Dev Brd St Revolving Fund	5.00%	08/01/37	$276,727
				6,088,579
	Utah – 1.8%
500,000	Downtown E Streetcar Swr Pub Infra Dist Sr Lien, Ser A (a)	5.75%	03/01/42	499,900
700,000	UT St Telecommunication Open Infra Agy Sales Tax Ref	5.25%	06/01/35	795,573
				1,295,473
	Virginia – 0.4%
250,000	Isle of Wight Cnty VA Econ Dev Auth Riverside Hlth Sys, AGM	5.25%	07/01/43	278,085
	West Virginia – 0.7%
500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	501,623
	Wisconsin – 0.7%
500,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/38	545,623
	Wyoming – 1.5%
1,000,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/40	1,122,795

Total Investments – 98.4%	71,600,631
(Cost $69,691,384)
Net Other Assets and Liabilities – 1.6%	1,154,672
Net Assets – 100.0%	$72,755,303

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	Short	2	Sep 2024	$ (231,156)	$(3,063)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P, the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $5,247,389 or 7.2% of net assets.

(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
COPS	– Certificates of Participation

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:
ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$71,600,631	$—	$71,600,631	$—

LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(3,063)	$(3,063)	$—	$—

*	See Portfolio of Investments for state and territory breakout.